Long-Term Debt	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Long-Term Debt

(8)         Long‑Term Debt

Term and Revolving Loans

In March 2018, the Company entered into an Amended and Restated Loan and Security Agreement with Pacific Western Bank (successor in interest to Square 1 Bank) (unaudited). The agreement amends and restates in its entirety the Company’s previous Loan and Security Agreement with Pacific Western Bank, dated March 13, 2014 (unaudited). The loan facility provides for up to $25.0 million in aggregate commitments, including a term loan of up to $15.0 million and a revolving loan facility equal to the lesser of (i) $25.0 million minus the unpaid principal amount of the term loan and the amount of any reserves for ancillary banking services, or (ii) a borrowing base equal to 85% of eligible accounts receivable plus the lesser of $5.5 million or 35% of eligible inventory. The principal amount of the term loan will be repaid in thirty‑six equal monthly installments beginning on July 14, 2018 with all outstanding principal and interest on the revolving loan due and payable on July 14, 2019.

The term and revolving loans bear interest at a rate equal to the bank’s prime rate plus 0.50% per annum, subject to a floor of 5.00% per annum (unaudited). Interest is due and payable monthly in arrears.

The Company’s loan with Pacific Western Bank is secured by liens, subject to certain exceptions, on substantially all of the Company’s existing and future assets, including but not limited to accounts receivable, inventory, property and equipment, and intellectual property.

In relation to the Pacific Western Bank loan, the Company is required to comply with, among other covenants, a minimum revenue covenant and to stay below a maximum capital expenditure level. The Company was in compliance with all of its financial covenants as of June 30, 2018 (unaudited) and December 31, 2017.

The term loan balance was $13.5 million at June 30, 2018 (unaudited) and December 31, 2017 and $17.9 million at December 31, 2016. The revolving loan balance was $3.7 million at June 30, 2018 and December 31, 2017 and $2.0 million at December 31, 2016, respectively.

In 2015, the Company entered into a Loan and Security Agreement with Multiplier Growth Partners SPV I, LP, or Multiplier, agreeing to a term loan with a principal amount of up to $15.0 million, an interest rate of 11% per annum, and a maturity date of July 16, 2020. The initial borrowing consisted of $12.5 million in principal including $150 thousand in fees. In conjunction with the term loan, the Company granted a stock warrant to Multiplier, see Note 10 for details. In July 2017, and concurrent with the increase in the borrowing base of the Company’s loan facility with Pacific Western Bank noted above, the Company extinguished all debt outstanding with Multiplier. The transaction qualified as a debt extinguishment under FASB ASC Subtopic 470‑50, Debt, and a loss of $911 thousand, associated with an early prepayment penalty of $375 thousand, write‑down of debt issuance costs of $523 thousand, and other miscellaneous costs of $13 thousand, was recorded in other expense during the year ended December 31, 2017 as a result.

Subordinated Finnish Capital Loans

Under the Finnish Companies Act, companies may use a subordinated loan, referred to as a capital loan, which is subordinated to all other debts of a company. At the time of acquisition, Liekki Oy had three capital loans through Tekes, the Finnish Funding Agency for Technology and Innovation. The interest for these loans is Finnish State Bank prime rate minus 1% with a minimum of 3%. In accordance with the Finnish Companies Act, the loan principal and accrued interest became payable as the Finnish entity had a positive equity balance starting December 31, 2014. The payment schedule was adjusted annually based on the entity’s net income. The loans were paid in full as of December 31, 2016.

Long‑term debt at June 30, 2018, December 31, 2017 and 2016 consists of the following:

	June 30,	December 31,
(in thousands)	2018	2017	2016
	(Unaudited)
2014 Pacific Western Bank, Term and Revolving Loans	$17,200	$17,200	$7,400
2015 Multiplier, Term Loan	—	—	12,512
2014 Finland equipment loans, Danske Bank, 3 - 5 year terms, EURIBOR plus 1.7%	60	80	104
Capital leases, various	149	191	236
Total debt	17,409	17,471	20,252
Less: debt issuance costs	(15)	—	(571)
Less: current portion of long-term debt	(4,597)	(2,363)	(1,287)
Noncurrent portion of long-term debt	$12,797	$15,108	$18,380

Amortization of debt issuance costs was $96 thousand and $194 thousand for the years ended December 31, 2017 and 2016. Amortization of debt issuance costs was $3 thousand (unaudited) and $95 thousand (unaudited) for the six months ended June 30, 2018 and 2017, respectively.

The Company has minimum payment schedules as of December 31, 2017 that call for future principal payments summarized as follows:

(in thousands)
2018	$2,363
2019	15,061
2020	47
$17,471